Note 1 - Nature of Organization	12 Months Ended
Dec. 31, 2015
Notes
Note 1 - Nature of Organization

NOTE 1 – Nature of Organization

KonaRed Corporation (“KonaRed”, "KonaRed Corporation", "us", “we”, the “Registrant”, or the “Company”) was incorporated in the State of Nevada on October 4, 2010 as TeamUpSport Inc. Prior to, and in anticipation of, closing of an asset purchase agreement (the "Asset Agreement") with Sandwich Isles Trading Co, Inc., on September 9, 2013 our company effected a name change by merging with our wholly-owned Nevada subsidiary named “KonaRed Corporation” with our company as the surviving corporation under the new name “KonaRed Corporation”. On October 4, 2013 pursuant to the terms the Asset Agreement, we acquired substantially all of the assets, property and undertaking of the health beverage and food business (the "Business") operated under the name “KonaRed” from Sandwich Isles Trading Co., Inc. ("SITC") which was a private company incorporated in Hawaii on August 22, 2008 and dissolved on May 23, 2014. As a result of October 4, 2013 acquisition of the Business from Sandwich Isles Trading Co., Inc. ("SITC") we ceased to be a “shell company” as defined in Rule 12b-2 of the Securities Exchange Act of 1934 (the “Exchange Act”).